LEASES - Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 7,681
Lessee, Operating Lease, Liability, to be Paid, Year Two	7,321
Lessee, Operating Lease, Liability, to be Paid, Year Three	7,011
Lessee, Operating Lease, Liability, to be Paid, Year Four	6,736
Lessee, Operating Lease, Liability, to be Paid, Year Five	6,164
Lessee, Operating Lease, Liability, to be Paid, after Year Five	46,808
Total lease payments	81,721
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ (17,244)
Operating Lease, Liability	Other liabilities	Other liabilities